Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Maturity analysis for capitalized leases
Maturity analysis for capitalized leases	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	346,000	7,485	338,516
After one year but not more than five years	231,715	11,190	220,525
More than five years	—	—	—
Total	577,715	18,675	559,040

Maturity analsis for all lease obligations
Maturity analysis for all lease obligations in 2020	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	352,261	6,261	—	346,000
After one year but not more than five years	249,199	17,484	—	231,715
More than five years	—	—	—	—
Total	601,460	23,745	—	577,715

Maturity analysis for all lease obligations in 2019	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	371,105	5,387	10,841	354,878
After one year but not more than five years	532,845	12,779	20,005	500,062
More than five years	—	—	—	—
Total	903,951	18,166	30,845	854,940